STOCK COMPENSATION PLANS (Details 5) - $ / shares	12 Months Ended
	Aug. 31, 2017	Feb. 28, 2018	Aug. 31, 2016	Aug. 31, 2015
Number of options outstanding
Number of Shares	28,350,000	44,214,031	4,550,000	0
Number of Shares Options Exercisable	4,100,000	22,464,031
Options Exercisable Weighted Average Exercise Price	$ 1.29	$ 1.59
Stock options
Number of options outstanding
Number of Shares	28,350,000
Number of Shares Options Exercisable	2,850,000
Stock options | Exercise Price $ 0.5
Number of options outstanding
Number of Shares	50,000
Weighted Average Exercise Price	$ 0.50
Number of Shares Options Exercisable	50,000
Options Exercisable Weighted Average Exercise Price	$ 0.50
Stock options | Exercise Price $ 1.33
Number of options outstanding
Number of Shares	4,500,000
Weighted Average Remaining Contractual life (in years)	5 years 11 months 19 days
Weighted Average Exercise Price	$ 1.33
Number of Shares Options Exercisable	1,500,000
Options Exercisable Weighted Average Exercise Price	$ 0.75
Stock options | Exercise Price $ 1.33
Number of options outstanding
Number of Shares	4,500,000
Weighted Average Remaining Contractual life (in years)	6 years 1 month 10 days
Weighted Average Exercise Price	$ 1.33
Number of Shares Options Exercisable	0
Options Exercisable Weighted Average Exercise Price	$ 0
Stock options | Exercise Price $ 1.33
Number of options outstanding
Number of Shares	4,500,000
Weighted Average Remaining Contractual life (in years)	6 years 2 months 1 day
Weighted Average Exercise Price	$ 1.33
Number of Shares Options Exercisable	0
Options Exercisable Weighted Average Exercise Price	$ 0
Stock options | Exercise Price $ 1.83
Number of options outstanding
Number of Shares	3,750,000
Weighted Average Remaining Contractual life (in years)	5 years 4 months 2 days
Weighted Average Exercise Price	$ 1.83
Number of Shares Options Exercisable	1,250,000
Options Exercisable Weighted Average Exercise Price	$ 1.25
Stock options | Exercise Price $ 2.67
Number of options outstanding
Number of Shares	6,000,000
Weighted Average Remaining Contractual life (in years)	6 years 4 months 2 days
Weighted Average Exercise Price	$ 2.67
Number of Shares Options Exercisable	0
Options Exercisable Weighted Average Exercise Price	$ 0
Stock options | Exercise Price $ 1.25
Number of options outstanding
Number of Shares	50,000
Weighted Average Remaining Contractual life (in years)	4 years 4 months 2 days
Weighted Average Exercise Price	$ 1.25
Number of Shares Options Exercisable	50,000
Options Exercisable Weighted Average Exercise Price	$ 1.25
Stock options | Exercise Price $ 2.38
Number of options outstanding
Number of Shares	5,000,000
Weighted Average Remaining Contractual life (in years)	6 years 8 months 23 days
Weighted Average Exercise Price	$ 2.38
Number of Shares Options Exercisable	0
Options Exercisable Weighted Average Exercise Price	$ 0